Summary of Significant Accounting Policies (Details 1) - USD ($) $ in Thousands	6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017
Condensed Consolidated Statements of Operations
Sales and Marketing	$ 8,202	$ 7,324
Impact of Adoption [Member]
Condensed Consolidated Statements of Operations
Sales and Marketing	(242)
Amounts under ASC 605 [Member]
Condensed Consolidated Statements of Operations
Sales and Marketing	$ 8,444